Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.10)	$ (0.13)	$ (0.15)	$ (0.29)	$ (0.36)	$ (0.95)
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	10,256,280	6,526,895	9,899,489	5,922,850	6,602,104	3,424,570